Derivative Instruments and Hedging Activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Gain (loss) recognized on non-designated derivative instruments:
Gain (loss) recognized on non-designated derivative instruments, total	$ 13.5	$ 14.8	$ 4.5
Foreign Exchange Contract | Interest expense
Gain (loss) recognized on non-designated derivative instruments:
Gain (loss) recognized on non-designated derivative instruments, total	(4.2)	(6.3)	(6.4)
Foreign Exchange Contract | Miscellaneous, net
Gain (loss) recognized on non-designated derivative instruments:
Gain (loss) recognized on non-designated derivative instruments, total	7.0	0.0	0.0
Foreign Exchange Contract | Foreign exchange gain (loss), net
Gain (loss) recognized on non-designated derivative instruments:
Gain (loss) recognized on non-designated derivative instruments, total	$ 10.7	$ 21.1	$ 10.9